Dividends Payable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Payable [Line Items]
Beginning Balance		$ 5,829	$ 20,086
Dividend declared in 2012	12,556
Distributions paid to shareholder	(12,556)	(5,829)	(14,455)
Effect of exchange rate fluctuation			198
Ending Balance			$ 5,829